PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks
Agricultural Products 0.5%
Darling Ingredients, Inc.*	110,156	$ 2,988,532
Aluminum 1.2%
Constellium SE*	636,850	7,234,616
Copper 9.6%
ERO Copper Corp. (Canada)*(a)	575,312	7,903,259
First Quantum Minerals Ltd. (Zambia)	983,229	7,697,032
Freeport-McMoRan, Inc.	434,953	4,827,978
Lundin Mining Corp. (Chile)	3,581,678	18,782,564
OZ Minerals Ltd. (Australia)	736,437	4,887,166
Southern Copper Corp. (Peru)	363,878	13,710,923
		57,808,922
Diversified Metals & Mining 6.0%
Anglo American PLC (South Africa)	780,786	20,356,392
BHP Group Ltd. (Australia), ADR(a)	304,704	15,573,422
		35,929,814
Electric Utilities 0.6%
Orsted A/S (Denmark), ADR	100,748	3,655,137
Electrical Components & Equipment 1.9%
GrafTech International Ltd.	33,557	360,067
Sunrun, Inc.*(a)	641,345	10,922,105
		11,282,172
Fertilizers & Agricultural Chemicals 2.7%
CF Industries Holdings, Inc.	93,551	3,768,234
FMC Corp.	73,505	7,026,343
Nutrien Ltd. (Canada)(a)	127,622	5,448,183
		16,242,760
Gold 11.1%
Agnico Eagle Mines Ltd. (Canada)	349,630	21,614,127
Alacer Gold Corp.*	990,380	4,654,801
Algold Resources Ltd. (Canada)*	4,379	281
Axmin, Inc. (Canada)*	666,158	135,909
Barrick Gold Corp. (Canada)	1,123,263	20,802,831

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold (cont’d.)
Kinross Gold Corp. (Canada)*	859,358	$ 4,356,945
Newmont Corp.	332,010	14,960,371
		66,525,265
Heavy Electrical Equipment 0.6%
TPI Composites, Inc.*(a)	159,049	3,300,267
Industrial Gases 1.7%
Linde PLC (United Kingdom)	50,399	10,237,549
Industrial Machinery 1.1%
Chart Industries, Inc.*	103,569	6,626,345
Integrated Oil & Gas 11.7%
BP PLC (United Kingdom), ADR	271,968	9,826,204
Chevron Corp.	80,479	8,622,520
Equinor ASA (Norway), ADR(a)	528,100	9,600,858
Petroleo Brasileiro SA (Brazil), ADR	212,077	2,992,406
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	243,570	6,407,738
Suncor Energy, Inc. (Canada)	583,362	17,845,044
TOTAL SA (France), ADR(a)	309,990	15,062,414
		70,357,184
Multi-Utilities 1.7%
RWE AG (Germany)	284,599	9,885,543
Oil & Gas Equipment & Services 8.7%
Baker Hughes Co.	384,200	8,321,772
Cactus, Inc. (Class A Stock)	261,710	7,542,482
Dril-Quip, Inc.*(a)	112,399	4,597,119
National Energy Services Reunited Corp.*(a)	634,556	4,181,724
ProPetro Holding Corp.*	352,247	3,430,886
Schlumberger Ltd.	395,270	13,245,498
TechnipFMC PLC (United Kingdom)	657,576	10,856,580
		52,176,061
Oil & Gas Exploration & Production 21.4%
Brigham Minerals, Inc. (Class A Stock)	209,210	3,558,662
Concho Resources, Inc.	171,338	12,983,994
ConocoPhillips	284,284	16,894,998
Diamondback Energy, Inc.	174,176	12,958,694

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
EOG Resources, Inc.	231,825	$ 16,902,361
Kosmos Energy Ltd. (Ghana)	1,036,705	5,297,563
Lundin Petroleum AB (Sweden)	254,169	7,731,313
Noble Energy, Inc.	761,387	15,052,621
Parsley Energy, Inc. (Class A Stock)	1,071,074	17,822,671
Sintana Energy, Inc. (Canada)*	637,992	72,313
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	147,914
WPX Energy, Inc.*	1,573,539	18,803,791
		128,226,895
Oil & Gas Refining & Marketing 3.7%
Marathon Petroleum Corp.	188,036	10,247,962
Valero Energy Corp.	144,544	12,186,505
		22,434,467
Oil & Gas Storage & Transportation 6.2%
Cheniere Energy, Inc.*	225,827	13,377,992
Kinder Morgan, Inc.(a)	616,151	12,859,071
Targa Resources Corp.	291,510	10,640,115
		36,877,178
Precious Metals & Minerals 0.9%
Osisko Mining, Inc. (Canada)*(a)	1,853,044	5,572,854
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement(original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	—
		5,572,854
Renewable Electricity 3.0%
NextEra Energy Partners LP	202,247	11,481,562
Sunnova Energy International, Inc.*(a)	490,527	6,661,357
		18,142,919
Semiconductors 1.0%
First Solar, Inc.*	121,787	6,038,199
Silver 0.6%
Wheaton Precious Metals Corp. (Canada)	128,660	3,789,037

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs 1.1%
Weyerhaeuser Co.	231,946	$ 6,714,837

Total Long-Term Investments (cost $510,345,556)		582,046,553

Short-Term Investments 6.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,181,388	9,181,388
PGIM Institutional Money Market Fund (cost $31,922,099; includes $31,863,182 of cash collateral for securities on loan)(b)(w)	31,923,108	31,929,492

Total Short-Term Investments (cost $41,103,487)		41,110,880

TOTAL INVESTMENTS 103.9% (cost $551,449,043)		623,157,433
Liabilities in excess of other assets (3.9)%		(23,252,731)

Net Assets 100.0%		$ 599,904,702

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,039,694; cash collateral of $31,863,182 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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